Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees for operating rights of licensed games in development (in thousands)	Interest payment commitment	Others (in thousands)
2015	$5,941	$8,362	$5,554	$6,845	$577
2016	424	6,857	150	6,484	245
2017 and thereafter	—	7,047	—	3,614	25

Total minimum payments required	$6,365	$22,266	$5,704	16,943	$847

Future Capital Commitments

	Expenditures for right to titles and characters for games in development (in thousands)	Expenditures for operating rights of licensed games with technological feasibility (in thousands)	Cinema advertising slot rights (in thousands)
2015	$1,101	$7,484	$16,206
2016	1,859	9,401	12,566
2017 and thereafter	—	16,850	13,847

Total minimum payments required	$2,960	$33,735	$42,619